A CLOSED - END FUND LISTED ON NASDAQ (TICKER: BANX) QUARTERLY UPDATE | 4Q 2023 Filed Pursuant to Rule 497(a) Registration No. 333 - 197689 Rule 497ad

2 ARROWMARK FINANCIAL CORP. (BANX) Disclaimers & Disclosures Forward - Looking Statements This presentation, and all oral statements made regarding the subject matter of this communication, contain forward - looking statements, including statements regarding the matters described in this presentation . Such forward - looking statements reflect current views with respect to future events and financial performance . Statements that include the words “should,” “would,” “expect,” “intend,” “plan,” “believe,” “project,” “anticipate,” “seek,” “will,” and similar statements of a future or forward - looking nature identify forward - looking statements in this material . All such forward - looking statements involve estimates and assumptions that are subject to risks, uncertainties and other factors that could cause actual results to differ materially from the results expressed in the statements . Actual future results may differ significantly from those stated in any forward - looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of shares of common stock, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in ArrowMark Financial Corp . ’s (NASDAQ : BANX) (“Fund”) filings with the SEC, which are available at the SEC’s website http : //www . sec . gov . Any forward - looking statements speak only as of the date of this communication . The Fund undertakes no obligation to update or revise any forward - looking statements, whether as a result of new information, future events or otherwise . You are cautioned not to place undue reliance on these forward - looking statements that speak only as of the date hereof . About ArrowMark Financial Corp . ArrowMark Financial Corp . is an SEC registered non - diversified, closed - end fund listed on the NASDAQ Global Select Market under the symbol “BANX . ” Its investment objective is to provide shareholders with current income . BANX’s primary investment objective is to provide stockholders with current income . We attempt to achieve our investment objectives through investments in preferred equity, subordinated debt, convertible securities, regulatory capital relief securities and, to a lesser extent, common equity . Together with banks, we refer to these types of companies as banking - related and intend, under normal circumstances, to invest at least 80 % of the value of our net assets plus the amount of any borrowings for investment purposes in such businesses . There is no guarantee that we will achieve our investment objective . The Fund is managed by ArrowMark Asset Management LLC (“ArrowMark”) . ArrowMark Asset Management, LLC is majority owned by ArrowMark Colorado Holdings LLC (“ArrowMark Partners”) . ArrowMark Partners is a registered investment adviser . ArrowMark has entered into a staffing agreement (the “Staffing Agreement”) with its parent company, ArrowMark Partners and several of its affiliates . Under the Staffing Agreement, ArrowMark Partners provides experienced investment professionals to ArrowMark and provides access to their senior investment personnel . ArrowMark capitalizes on the significant deal origination, credit underwriting, due diligence, investment structuring, execution, portfolio management and monitoring of ArrowMark Partners’ investment professionals . About Destra Capital Advisors Founded in 2008 , Destra Capital Advisors LLC (“ Destra ”) was built to help independent thought leaders achieve better wealth outcomes by sourcing the next generation of investment solutions . Destra provides secondary market services for eleven listed closed - end funds by responding to investor inquiries, providing information about the Funds and their portfolios, assisting with communication efforts, and speaking with institutional investors and financial advisors . Destra Capital Advisors LLC, a registered investment advisor, is providing secondary market servicing for the Fund . To learn more, visit ir . arrowmarkfinancialcorp . com or contact Destra Capital Advisors at 877 - 855 - 3434 or BANX@destracapital . com .

ArrowMark Financial Corp. (BANX) Portfolio and Performance Regulatory Capital Relief Overview Financials Key Personnel

4 ARROWMARK FINANCIAL CORP. (BANX) ArrowMark Financial Corp. (NASDAQ: BANX) Overview ArrowMark Financial Corp. (BANX) (the “Fund”) SEC registered closed - end investment management fund Inception Date November 13, 2013 Investment Objective The Fund’s primary investment objective is to provide shareholders with current income. The Fund’s strategy has a focus on income generation, capital preservation, and providing risk - adjusted rates of return. Investment Adviser ArrowMark Asset Management LLC (“ArrowMark”) is one of the largest and longest - tenured investors in the regulatory capital relief or risk - sharing market, with a 13 - year track record partnering with the leading global bank issuers. Investment Positioning Meaningful floating rate assets (~88%) may position the portfolio well for rising rate environments History ArrowMark Asset Management was appointed investment advisor to the Fund in February 2020. Subsequently, the Fund changed its name from StoneCastle Financial Corp. to ArrowMark Financial Corp. Total Net Assets $152 million Premium / Discount to NAV ( 15.82%) Since Inception NAV Return 2 (Annualized) 8.00% Data as of 12 / 31 / 2023 . Past performance is no guarantee of future results . 1 Distributions from net investment income, if any, are declared and paid quarterly . Distributions, if any, of net short - term capital gain and net capital gain (the excess of net long - term capital gain over the short - term capital loss) realized by t he Fund, after deducting any available capital loss carryovers, are declared and paid to shareholders at least annually . Income distributions and capital gain distributions are determined in accordance with U . S . federal income tax regulations, which may differ from U . S . GAAP . These differences include the treatment of non - taxable distributions, losses deferred due to wash sales and excise tax regulations . Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets . 2 The Fund commenced operations on November 13 , 2013 .

5 ARROWMARK FINANCIAL CORP. (BANX) Founded in 2007 by investment professionals with a proven track record of delivering strong returns and preserving client capital ▪ Active investment process, driven by fundamental research and analysis ▪ Specialized expertise in nuanced credit and inefficient equity markets ▪ Manage alternative, traditional, and customized investment strategies in public and private vehicles ▪ 103 employees ▪ 47 tenured investment professionals ▪ 100% employee - owned ▪ 50% of firm partners are women and/or minorities ▪ Headquartered in Denver, CO with presence in California, London, and New York $22.5 billion in Assets Under Management 1 As of 12/31/2023. Investor Type of as 9/30/2023. 1 CRE AUM includes real estate related assets originated and/or currently managed or advised by ArrowMark or its affiliate. Oth er includes sovereign wealth, not - for - profit institutions, union and multi - employer, and internal capital. Firm level track record is available upon request. ArrowMark Partners At - A - Glance By Asset Type ($B) By Investor Type ($B) Equity , $10.0 CLO Funds , $5.6 Credit & Multi - Asset , $4.8 Commercial Real Estate , $2.1 CLO Funds , $5.6 Sub - Advisory , $4.4 Corporate / Public , $3.7 Family Office / HNW , $3.0 Insurance , $2.1 Retail / Intermediary , $1.8 Other , $0.9

Partnership with an Experienced, Senior Investment Team

Regulatory Capital Relief Team

- **Kaelyn Abrell** 25 Years' Experience
- **Alexis De Vrieze** (L) 16 Years' Experience
- **Moritz Ruhdorfer** (L) 13 Years' Experience
- **Penny Tan, CFA** (L) 11 Years' Experience
- **Scott Brody** 14 Years' Experience
- **Maia Allen** 3 Years' Experience
- **Tim Beresford** 23 Years' Experience

Leverage Credit Debt Team

- **Sanjai Bhonsle** 29 Years' Experience
- **Dana Staggs** 21 Years' Experience
- **AJ Somers** 17 Years' Experience

BANX Investment Committee

- **Sanjai Bhonsle** *Partner*
- **Karen Reidy, CFA** *Partner* 35 Years' Experience
- **Kaelyn Abrell** *Partner*

12 Corporate Credit Investment Professionals

4 CRE Investment Professionals & 15 Originators/Underwriters

20 Equity Investment Professionals

3 Additional Investment Professionals

ArrowMark's 47 Investment Professionals Average 17 Years' Experience and are Located Across the Firm's Denver, London, and San Francisco Offices

As of 12/31/2023 . (L) designates London-based team member.

ARROWMARK FINANCIAL CORP. (BANX) | 6

ArrowMark Financial Corp. (BANX) Portfolio and Performance Regulatory Capital Relief Overview Financials Key Personnel

8 ARROWMARK FINANCIAL CORP. (BANX) BANX has produced a relatively stable and consistent NAV from a high - quality investment portfolio BANX Relative Value: Net Asset Value (“NAV”) Benchmarked Against Market Price Annual Total Returns (As of 12/31/2023) 1 Year 3 Year 5 Year Since Inception 3 BANX NAV 16.93% 10.21% 8.92% 8.00% BANX Market Price 20.89% 8.11% 8.11% 5.60% Bloomberg Aggregate 1 5.53% - 4.19% 1.10% 1.81% Bloomberg High Yield 2 13.44% 0.38% 5.35% 4.59% Data as of 12/31/2023. Past performance is no guarantee of future results. Source: BNY, ArrowMark Financial Corp. NAV calculation includes management fee and all other expenses paid by the Fund. Dividends are reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Market Price ca lcu lation based on share market price and reinvestment of distributions at the price obtained under the Dividend Reinvestment Plan. Total return does not include sales lo ad and offering expenses. 1 Bloomberg U.S. Aggregate Bond Index (“Bloomberg Aggregate”) (including interest income) covers the U.S. dollar - denominated, inve stment - grade, fixed - rate, taxable bond market of SEC - registered securities. The index includes bonds from the Treasury, government agency, corporate, plus mortgage - and asset - ba cked sectors. 2 Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (“Bloomberg High Yield”) is an index that measures the performance of high yield, non - investment gr ade corporate bonds, with a maximum allocation of 2% to any one issuer. 3 ArrowMark Financial Corp. commenced operations on November 13, 2013. 21.43 $18.16 $- $5 $10 $15 $20 $25 $30 12/31/2013 12/31/2014 12/31/2015 12/31/2016 12/31/2017 12/31/2018 12/31/2019 12/31/2020 12/31/2021 12/31/2022 12/31/2023 NAV Market Price

9 ARROWMARK FINANCIAL CORP. (BANX) BANX has consistently out - earned its quarterly income distribution Data as of 12/31/2023. Source: ArrowMark Financial Corp. 1 Distributions from net investment income, if any, are declared and paid quarterly. Distributions, if any, of net short - term capital gain and net capital gain (the excess of net long - term capital gain over the short - term capital loss) realized by the Fu nd, after deducting any available capital loss carryovers are declared and paid to shareholders at least annually. Income distributions and capital gain distributions are determined i n a ccordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non - taxable distributions, losses deferred due to wa sh sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net as sets. 5 Years of Consistent Distributions 1 ( As of 1 /1/2018 – 12/31/2023) Distribution per share $- $0.20 $0.40 $0.60 $0.80 $1.00 $1.20 $1.40 $1.60 $1.80 $2.00 2018 2019 2020 2021 2022 2023 Annual distribution per share Extra / special distributions

10 ARROWMARK FINANCIAL CORP. (BANX) Fund Exposure (As of 12/31/2023) Meaningful floating rate assets may position the Fund well for rising rate environment Diversification does not eliminate the risk of experiencing investment loss. Regulatory Capital Relief Securities , 87.6% Structured Debt , 5.6% Term Loans , 5.3% Trust Preferred / Preferred Securities , 1.2% Money Market , 0.3%

ArrowMark Financial Corp. (BANX) Portfolio and Performance Regulatory Capital Relief Overview Financials Key Personnel

What Are Regulatory Capital Relief Transactions?

Diversified Pools of Performing Collateral	▪ Performing loans and revolving lines of credit extended to investment grade and near investment grade borrowers ▪ Collateral is originated with the intention to be held on the balance sheet as part of the issuing bank's core lending book ▪ Geographic, sector, and individual borrower diversification enforced by transaction guidelines
Structural Alignment with Issuing Banks	▪ Issuers retain material exposure to underlying collateral through the transaction structure ▪ Banks are incentivized to maintain underwriting discipline in an effort to minimize defaults and, if defaults occur, maximize recoveries ▪ Investors benefit from the issuing bank's borrower relationships as well as their underwriting, monitoring, and workout resources
Income-Driven Returns with Low Correlation	▪ Performance primarily driven by income from floating-rate coupons ▪ Historical returns characterized by resilience during periods of market and/or macroeconomic stress ▪ Low historical correlation to most traditional and alternative asset classes
Effective Tool for Large, Global Bank Issuers	▪ Transactions are a core balance sheet optimization tool and complement other efforts to optimize capital levels, reduce balance sheet concentrations, manage lending capacity, and respond to regulatory and/or accounting changes ▪ Enable banks to maintain core lending activities that are often prerequisites to gaining investment and commercial banking business ▪ Benefits reinforced by issuance growth and issuer expansion across the U.K., Europe, Canada, U.S., and Asia

Past performance is no guarantee of future results. Diversification does not eliminate the risk of experiencing investment loss. Please review the "Certain Risk Factors" and "Potential Conflicts of Interest" sections in the Partnership's Memorandum for a more complete description of the risks and conflicts of interest associated with investing in the Partnership.

ARROWMARK FINANCIAL CORP. (BANX) | 12

Regulatory Capital Relief securities offer investors a diversified pool of performing collateral with strong credit quality

Typical Reference Portfolio Characteristics	
Collateral Description	▪ Originated with the intention to be held on the issuing bank's balance sheet ▪ Performing at the time of security issuance ▪ Remain part of the bank's core loan portfolio after issuance
Credit Quality	▪ Investment grade / near investment grade weighted average ▪ Individual exposures range from AA to B-; nothing below B- at issuance ▪ Limits on the size of individual and aggregate exposures to sub-investment grade borrowers
Diversification Guidelines	▪ Geographic ▪ Sector ▪ Borrower

Security Reference Portfolio[1]

Large Corporate Security
March 2023

0.28%
Average Borrower Exposure

$24bn
Average Market Capitalization

91%
Borrowers Domiciled in North America & Developed Europe

58%
Revolvers as % of Portfolio

3.3x
Average Net Leverage

155bps
Average CDS Spread

BBB-
Weighted Average Credit Quality

85%
Investment Grade Credit Quality[2]

76%
Borrowers Rated by Credit Benchmark

56%
Borrowers Rated by S&P/Moody's

[1]The investments described herein are noted for illustration purposes only and are included to illustrate the way in which the Partnership would invest in certain securities. It should not be assumed that this example or future investments will be profitable. If any assumptions used do not prove to be true, results may vary substantially. Diversification does not eliminate the risk of experiencing investment loss. Characteristics are based on the composition of the collateral pool at issuance in March 2023. [2]Credit quality based on issuing bank's internal rating methodology.

ARROWMARK FINANCIAL CORP. (BANX) | 13

14 ARROWMARK FINANCIAL CORP. (BANX) Regulatory Capital Relief Security Unhedged Exposure (retained by issuer) Security Reference Portfolio 1 Equity and/or mezzanine tranche(s) (external investors) Senior tranche (retained by issuer) Denotes the regulatory capital relief security The above characteristics are hypothetical and do not represent a particular investment. Security Attributes Align with Investors’ Objectives Coupon ▪ Floating rate ▪ Base rate plus a contractual spread ▪ Paid/distributed quarterly ▪ Not subject to potential discretionary suspension Duration ▪ 0.25 years Expected Maturity ▪ 3 to 5 years for new issues Issuer ▪ Established global financial institutions in the U.K., Europe, Canada, U.S., and Asia Banks are Incentivized to Maintain Disciplined Underwriting Processes and Standards Issuing Bank Retention ▪ Unhedged exposure outside the security structure ▪ Senior tranche ▪ Equity tranche of mezzanine - only tranche issuances Unique issuer alignment and investment characteristics

15 ARROWMARK FINANCIAL CORP. (BANX) Under Basel II ($mm) Under Basel III ($mm) Under Basel III with a Regulatory Capital Relief Transaction ($mm) Reference Portfolio $1,000 $1,000 $1,000 Risk - Weighted Assets $1,000 $1,000 $500 Portfolio Yield to the Bank (assumes 5% weighted average coupon) $50 $50 $50 Coupon Paid to Investors n/a n/a - $9 Bank Cost of Capital - $34.8 - $42.6 - $36.3 Net Interest Margin $15.2 $7.4 $4.7 Tier 1 Capital Ratio 4.0% 10.5% 10.5% Required Tier 1 Capital $40 $105 $52.5 Return on Tier 1 Capital 38.0% 7.0% 9.0% Risk sharing an effective tool for Banks’ balance sheet management Reduced by 50% 160%+ increase in required tier 1 capital negatively impacts a bank’s return on capital ▪ Return on Tier 1 Capital increases +27% from 7.0% to 9.0% ▪ $52.5mm of Tier 1 Capital can be redeployed The above example is hypothetical and does not represent the economics of a particular bank . Small changes to any of the assumptions incorporated in the example may lead to a significant change in outputs . Assumptions in the example include : 1 ) 100 % risk weighting for exposures to corporate credit ; 2 ) 50 % reduction in risk weighted assets for the bank through the issuance of a regulatory capital relief security with a $ 90 mm equity tranche and 10 % coupon ; 3 ) 5 % weighted average coupon for the reference portfolio ; 4 ) 3 % debt cost of capital and 15 % equity cost of capital .

ArrowMark Financial Corp. (BANX) Portfolio and Performance Regulatory Capital Relief Overview Financials Key Personnel

17 ARROWMARK FINANCIAL CORP. (BANX) Statement of Assets and Liabilities (unaudited) December 31, 2023 September 30, 2023 Assets Investments in securities, at fair value (cost: $203,769,551 and $203,440,700 respectively) $196,625,096 $192,072,530 Interest and dividends receivable 3,925,707 3,816,741 Foreign cash (cost: $16,408 and $399,709 respectively) 16,409 423,070 Cash 427,004 73,336 Unrealized appreciation on forward currency exchange contracts 281,257 - Receivable for investments sold 1,635,072 - Prepaid assets 786,000 972,054 Total assets 203,696,545 197,357,731 Liabilities Loan payable 45,000,000 42,400,000 Dividends payable 3,911,862 31,953 Investment advisory fee payable 898,362 868,474 Loan interest payable 304,024 12,094 Investment payable 479,140 - Excise tax payable 360,470 - Unrealized depreciation on forward currency exchange contracts 30,593 467,706 Accrued expenses payable 276,543 130,813 Total liabilities 51,260,994 43,911,040 Net Assets $ 152,435,551 $ 153,446,691 Net Assets consist of: Common stock at par ($0.001 per share) $7,112 $7,108 Paid - in - Capital 156,284,515 156,572,754 Total distributable earnings / (loss) (3,856,076) (3,133,171) Net Assets $ 152,435,551 $ 153,446,691 Net Asset Value Per Share: Common Stock Shares Outstanding 7,112,453 7,108,302 Net asset value per common share $ 21.43 $ 21.59 Market price per share $ 18.16 $ 17.49 Market price premium/(discount) to net asset value per share - 15.26% - 18.99%

18 ARROWMARK FINANCIAL CORP. (BANX) For The Three Months Ended December 31, 2023 For The Three Months Ended September 30, 2023 Investment Income Interest $ 7,531,931 $ 7,434,988 Dividends 1,443 67,777 Other income (service fees) 59,315 51,957 Total Investment Income 7,592,689 7,554,722 Expenses Investment advisory fees 898,362 868,474 Interest expense 888,198 944,999 Directors' fees 66,210 71,208 Transfer agent, custodian fees and administrator fees 97,644 81,527 Bank administration fees 74,204 74,205 Professional fees 131,486 99,737 Investor relations fees 57,316 54,350 Delaware franchise tax 36,646 16,732 Excise tax 360,470 - Insurance expense 34,566 14,450 Valuation fees 72,494 53,480 Miscellaneous fees (proxy, etc.) 168,914 157,434 Total expenses 2,886,510 2,436,596 Less: Advisory Fees (70,994) - Net expenses after waivers 2,815,516 - Net Investment Income 4,777,173 5,118,126 Realized and Unrealized Gain / (Loss) on Investments and Foreign Currency Transactions Net realized gain / (loss) on investments (351,679) (189,386) Net realized gain / (loss) from forward foreign currency contracts (3,909,457) 2,149,800 Net realized gain / (loss) from foreign currency translations 288,512 1,072,993 Net change in net unrealized appreciation / (depreciation) on investments 4,223,715 (2,031,765) Net change in unrealized appreciation / (depreciation) on forward currency contracts 718,371 (741,900) Net change in unrealized appreciation / (depreciation) on foreign currency translations 68,088 (43,641) Net realized and unrealized gain/(loss) on investments, forward foreign currency contracts and foreign currency translations 1,037,550 216,101 Net Increase in Net Assets Resulting From Operations $ 5,814,723 $ 5,334,227 Statement of Operations (unaudited)

19 ARROWMARK FINANCIAL CORP. (BANX) Financial Highlights (unaudited) (1) Based on the average shares outstanding during quarter . (2) Reflects reinvestment of distributions at the price obtained under the Dividend Reinvestment Plan . Total return does not include sales load and offering expenses and are not annualized . (3) Excluding interest expense, the ratio would have been 4 . 31 % and 4 . 07% . (4) Ratio of expenses before waivers to average managed assets equals 5 . 83 % and 4 . 87% . (5) Ratio of expenses after waivers to average managed assets equals 5 . 69 % and 4 . 87% . (6) Ratio of net investment income to average managed assets equals 9 . 65 % and 9 . 39% . (7) Calculated by subtracting the Company's total liabilities (excluding the loan) from the Company's total assets and dividing the amount by the loan outstanding in 000 's . * Annualized **Not - annualized For The Three Months Ended December 31, 2023 For The Three Months Ended September 30, 2023 Per Share Operating Performance Net Asset Value, beginning of period $ 21.59 $ 21.29 Net investment income (1) 0.67 0.72 Net realized and unrealized gain (loss) on investments 0.14 0.03 Total from investment operations 0.81 0.75 Less distributions to shareholders From net investment income (0.97) (0.45) Total distributions (0.97) (0.45) Net asset value, end of period $ 21.43 $ 21.59 Per share market value, end of period $ 18.16 $ 17.49 Total Investment Return (2) Based on market value 9.65% 7.59% Based on net asset value 4.82% 3.99% Ratios and Supplemental Data Net assets, end of period (in millions) $ 152.4 $ 153.4 Ratios (as a percentage to average net assets): Expenses before waivers (3)(4)* 7.48% 6.36% Expenses after waivers (5)* 7.30% 6.36% Net investment income (6)* 12.38% 13.36% Portfolio turnover rate ** 3% 3% Revolving Credit Agreement Total revolving credit agreement outstanding (000's) $ 45,000 $ 42,400 Asset coverage per $1,000 for revolving credit agreement (7) 4,387 4,619

ArrowMark Financial Corp. (BANX) Portfolio and Performance Regulatory Capital Relief Overview Financials Key Personnel

21 ARROWMARK FINANCIAL CORP. (BANX) Key Fund Personnel SANJAI BHONSLE | CHAIRMAN & CEO Mr . Bhonsle was elected Chairman & CEO of ArrowMark Financial Corp . in February 2020 . Mr . Bhonsle joined ArrowMark Partners in October 2012 and serves as Partner and Portfolio Manager for ArrowMark’s Partners leveraged loan investments and collateralized loan obligation funds . Prior to joining the firm, he founded MB Consulting Partners in 2009 , where he specialized in financial and operational restructuring advisory to stressed and distressed middle - market companies . With more than 10 years of restructuring experience, he has led several assignments across various industries . Sanjai was a Senior Portfolio Manager at GSO Capital Partners, a subsidiary of The Blackstone Group, and member of the Investment and Management Committee ( 2005 - 2009 ) . Prior to joining GSO Capital Partners, Sanjai was an Assistant Portfolio Manager for RBC Capital Partners’ debt investment group and was a member of the Investment Committee ( 2001 - 2005 ) . He also led the group’s restructuring efforts related to distressed investments and represented the firm’s interests on creditor committees . From 1999 - 2001 , Sanjai was a Senior Investment Analyst at Indosuez Capital Partners . Sanjai received a bachelor’s degree in Mechanical Engineering from the University of Wisconsin - Madison and an MBA from the Eli Broad Graduate School of Management at Michigan State University . DANA STAGGS | PRESIDENT Mr . Staggs leads the private direct lending strategy at ArrowMark and is a team member of ArrowMark’s Capital Solution’s Group where he sources, structures, and manages non - control private equity and private debt instruments . Prior to joining ArrowMark Partners in 2017 , he worked in similar capacities at firms to include Goldman Sachs & Co . , Barclays Private Credit Partners LLC and GE Capital . Mr . Staggs previously served over 10 years as a surface warfare officer in the U . S . Navy, having attained the rank of Lieutenant Commander . He earned a Bachelor of Science degree in Physics from the United States Naval Academy and an MBA from The Mason School of Business at the College of William and Mary .

22 ARROWMARK FINANCIAL CORP. (BANX) Key Fund Personnel PATRICK J . FARRELL | CHIEF FINANCIAL OFFICER Mr . Farrell was re - elected as ArrowMark Financial Corp . ’s Chief Financial Officer in February 2020 . He has served in this role since April 2014 . Mr . Farrell is responsible for all financial and accounting activities at ArrowMark Financial . Mr . Farrell has served as Chief Financial Officer at StoneCastle Partners, LLC since 2014 . Mr . Farrell has served as a Director of StoneCastle Trust Co . since January 2021 . He has over thirty - eight years of hands - on management experience in finance and accounting, specifically focused on domestic and off - shore mutual funds, bank deposit account programs, investment advisory and broker dealer business . Previously, Mr . Farrell was CFO/COO of the Emerging Managers Group, LP, a specialty asset management firm focused on offshore mutual funds . Prior to that, Pat was CFO at Reserve Management . Earlier in his career, Pat held financial positions at Lexington Management, Drexel Burnham Lambert, Alliance Capital and New York Life Investment Management, all focused on investment advisory activities . He began his career as an auditor at Peat Marwick Mitchell & Co . in New York . Pat holds a BS in Business Administration - Accounting from Manhattan College . Mr . Farrell is a Certified Public Accountant in New York State and a member of the American Institute of Certified Public Accountants . RICK GROVE | CHIEF COMPLIANCE OFFICER Mr . Grove was elected Chief Compliance Officer of ArrowMark Financial Corp . in February 2020 . He is a Principal and Chief Compliance Officer at ArrowMark Partners . He is also the Vice President, Chief Compliance Officer and Secretary for Meridian Fund, Inc . Before joining ArrowMark Partners in 2008 , he was Vice President and Chief Compliance Officer for Black Creek Global Advisors ( 2007 - 2008 ) . Prior to that position, Rick served as Vice President and Chief Compliance Officer for Madison Capital Management ( 2005 - 2007 ), Assistant Vice President and Director of Compliance at Janus Capital Group ( 1993 - 2005 ), and Fund Accountant for Oppenheimer Funds ( 1992 - 1993 ) . Rick graduated from the University of Wyoming with a bachelor’s degree in Accounting .

23 ARROWMARK FINANCIAL CORP. (BANX) NASDAQ: BANX 100 Fillmore Street, Suite 325 Denver, Colorado 80206 303.398.2929 MAIN ir.arrowmarkfinancialcorp.com Contact Information 443 N. Willson Avenue, Bozeman, Montana 59715 877.855.3434 www.destracapital.com